SHARE EXCHANGE AGREEMENT	12 Months Ended
Jul. 31, 2014
Notes to Financial Statements
SHARE EXCHANGE AGREEMENT

6. SHARE EXCHANGE AGREEMENT

On May 23, 2014, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with Juliet Press Inc., a private British Columbia, Canada corporation (“Juliet”), and the stockholders of Juliet (the “Juliet stockholders”), to acquire 100% of the issued and outstanding common stock of Juliet (the “Juliet Stock”). Pursuant to the Share Exchange Agreement, the Company was expected to issue 14,000,000 shares of common stock to Juliet stockholders in consideration for Juliet Shares, resulting in Juliet becoming a wholly owned subsidiary of the Company.

Subsequent to July 31, 2014, on September 25, 2014, the Company, Juliet and Juliet stockholders mutually agreed in writing to terminate the Share Exchange Agreement.